Condensed Consolidated Balance Sheets (Unaudited), (Parenthetical) - shares	Sep. 30, 2017	Feb. 27, 2017	Dec. 31, 2016
Equity
Common units issued (units)	108,075,130	5,000,000	102,981,495
General partner units issued (units)	2,202,880	101,980	2,100,900